Summary of Significant Accounting Policies (Details) - Schedule of Disaggregate Revenue from Contracts by Geographic Region - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Disaggregate Revenue from Contracts by Geographic Region [Line Items]
Total Combined Revenue	$ 40,178	$ 39,053	$ 125,250	$ 136,722	$ 180,349	$ 205,772	$ 217,272
France [Member]
Schedule of Disaggregate Revenue from Contracts by Geographic Region [Line Items]
Total Combined Revenue	12,659	15,006	44,564	50,471	66,054	74,305	74,637
Germany [Member]
Schedule of Disaggregate Revenue from Contracts by Geographic Region [Line Items]
Total Combined Revenue	13,639	10,880	32,319	41,462	55,668	56,906	62,401
United Kingdom [Member]
Schedule of Disaggregate Revenue from Contracts by Geographic Region [Line Items]
Total Combined Revenue	7,482	7,686	26,903	24,291	32,061	39,226	40,839
Sweden [Member]
Schedule of Disaggregate Revenue from Contracts by Geographic Region [Line Items]
Total Combined Revenue	3,409	3,645	13,392	13,644	17,640	23,680	24,598
Other [Member]
Schedule of Disaggregate Revenue from Contracts by Geographic Region [Line Items]
Total Combined Revenue	$ 2,989	$ 1,836	$ 8,072	$ 6,854	$ 8,926	$ 11,655	$ 14,797